Commitments and Contingencies (Tables)	12 Months Ended
Jan. 31, 2026
Commitments and Contingencies
Schedule of continuity of financial guarantee liability
Financial Guarantee Liability $
Balance, January 31, 2023	1,107,212
Change in carrying value	34,050
Balance, January 31, 2024	1,141,262
Change in carrying value	(758,834)
Balance, January 31, 2025	382,428
Change in carrying value	30,426
Balance, January 31, 2026	412,854

Current, January 31, 2026	412,854
Non-current, January 31, 2026	–
Balance, January 31, 2026	412,854